Debt - Future Principal and Estimated Interest Payments (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Principal Payments [Roll Forward]
2018	$ 45,727
2019	43,706
2020	41,627
2021	230,274
2022	2,429
Thereafter	19,428
Total Principal Payments on Long-term Debt	383,191
Estimated Interest Payable [Roll Forward]
2018	16,374
2019	14,050
2020	12,088
2021	7,767
2022	914
Thereafter	619
Total Estimated Interest Payable	51,812
Finance Lease Liability Payments [Roll Forward]
2018	47,433
2019	46,188
2020	45,122
2021	81,578
2022	48,888
Thereafter	176,872
Total Finance Lease Payable	446,081
Total Principal and Interest Payable[Roll Forward]
2018	109,534
2019	103,944
2020	98,837
2021	319,619
2022	52,231
Thereafter	196,919
Total Long-term Debt Repayments	$ 881,084